EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.53

Seller	ALT ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	1925331	Closed	2024-11-21 19:54	2024-11-25 16:36	Resolved	1 - Information	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-1004D completion cert. provided. Finding cleared. - Due Diligence Vendor-11/25/2024 Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable - Due Diligence Vendor-11/25/2024 Ready for Review-Document Uploaded. - Buyer-11/23/2024 Open-Primary Value Subject Property Appraisal is not on an As-Is Basis Subject property appraised subject to significant repairs to bring the property to the minimum C4 condition rating. the file is missing the final inspection document. Additional conditions may apply. - Due Diligence Vendor-11/21/2024		Resolved-1004D completion cert. provided. Finding cleared. - Due Diligence Vendor-11/25/2024 Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable - Due Diligence Vendor-11/25/2024	1004D.pdf			XX	Investment	Refinance	Cash Out - Other	2859595	N/A	N/A